FINANCE ITEMS (Schedule of Finance Items Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Finance income
Interest income	$ 2,839	$ 2,206
Finance costs
Interest on mine right fee		226
Interest on bank loan		152
Unwinding of discount of environmental rehabilitation provision	449	382
Total finance costs	$ 449	$ 760